Basis of preparation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basis Of Preparation
Total equity	$ 7,491	$ 3,752	$ 10,452	$ 6,718
Loss for the period	3,061	3,154
Net cash used in operating activities	3,539	3,108
Cash and cash equivalents	$ 6,423	$ 4,204	$ 10,057	$ 7,546